Fees and Expenses - Global X Funds - Global X Conscious Companies ETF	Apr. 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	The fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:
Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect current fees.
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be: